Financial Risks - Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 9,205	€ 8,412
Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	4,272	3,501
The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	3,750	3,617
United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	891	1,050
Southern & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	96	99
Asia [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	11	7
Equity Funds 1 [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	259	401
Equity Funds 1 [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	161	141
Equity Funds 1 [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	35	196
Equity Funds 1 [member] | Southern & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	63	63
Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	258	287
Common shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	130	203
Common shares [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	17	3
Common shares [member] | Southern & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	4	6
Common shares [member] | Asia [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	11	7
Preferred Shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	279	233
Preferred Shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	208	187
Investments in real estate [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,901	2,700
Investments in real estate [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	653	530
Investments in real estate [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,229	2,150
Investments in real estate [member] | Southern & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	19	21
Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	702	681
Hedge funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	699	678
Hedge funds [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets		1
Other Alternative Investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,787	1,666
Other Alternative Investments [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,366	1,206
Other Alternative Investments [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	405	438
Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	3,020	2,443
Other financial asset [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,055	555
Other financial asset [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,080	832
Other financial asset [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	874	1,046
Other financial asset [member] | Southern & Eastern Europe [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	10	9
Asset management [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	6	5
Asset management [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2	1
Asset management [member] | Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2	2
Asset management [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1	1
Holding and other activities [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	181	134
Holding and other activities [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	94	66
Holding and other activities [member] | Preferred Shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	70	46
Holding and other activities [member] | Other Alternative Investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 17	€ 22